Business Segment Information - external customers by geographic region (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Segment Information
Gross revenues	$ 71,291	$ 59,432	$ 113,267
Canada
Business Segment Information
Gross revenues	56,609	39,493	13,730
Africa
Business Segment Information
Gross revenues	3,971	3,358	4,114
Americas
Business Segment Information
Gross revenues	5,263	8,877	5,880
Asia
Business Segment Information
Gross revenues	286	604	1,909
Europe
Business Segment Information
Gross revenues	$ 5,162	$ 7,100	$ 87,634